                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06574
                                  ---------------------------------------------

                       The Latin American Discovery, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                              SEMI-ANNUAL REPORT

THE LATIN AMERICAN DISCOVERY FUND, INC.

                                                              JUNE 30, 2003

DIRECTORS
MICHAEL BOZIC            RONALD E. ROBISON
CHARLES A. FIUMEFREDDO   EXECUTIVE VICE PRESIDENT
EDWIN J. GARN            AND PRINCIPAL EXECUTIVE
WAYNE E. HEDIEN          OFFICER
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON    JOSEPH McALINDEN
JOSEPH J. KEARNS         VICE PRESIDENT
MICHAEL NUGENT
PHILIP J. PURCELL        BARRY FINK
FERGUS REID              VICE PRESIDENT

OFFICERS                 STEFANIE V. CHANG
CHARLES A. FIUMEFREDDO   VICE PRESIDENT
CHAIRMAN OF THE BOARD
                         JAMES W. GARRETT          [MORGAN STANLEY LOGO]
MITCHELL M. MERIN        TREASURER AND CHIEF
PRESIDENT                FINANCIAL OFFICER

                         MICHAEL LEARY
                         ASSISTANT TREASURER
                                                   THE LATIN AMERICAN DISCOVERY
                         MARY E. MULLIN            FUND, INC.
                         SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE PER
SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726 OR
VISIT OUR WEBSITE AT
www.morganstanley.com/im.
                                                   MORGAN STANLEY
                                                   INVESTMENT MANAGEMENT INC.
(C) 2003 MORGAN STANLEY                            INVESTMENT ADVISER

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         Overview

LETTER TO STOCKHOLDERS

PERFORMANCE

For the six months ended June 30, 2003, The Latin America Discovery Fund, Inc. (the "Fund") had a total return of 20.33%, compared to 24.24% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Latin America Index (the "Index"). On June 30, 2003, the closing price of the Fund's shares on the New York Stock Exchange was $9.38, representing a 16.1% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - Brazil (+31.4%, Index return) and Mexico (+15.4%), the two largest countries in terms of market capitalization, led the region. The smaller market of Venezuela (+70.7%) was also a strong contributor. The smaller, less liquid markets of Chile (+27.8%), Peru (+16.3%), Colombia (+26.4%) and Argentina (+50.1%) also posted positive returns.

   - Overall the region's performance for the first six months was characterized by a muted first quarter where it returned a relatively flat +0.2% and a strong second quarter as it surged +24.0%.

   - In terms of relative performance, the Funds underweight position in the outperforming markets of Brazil and Chile were among the largest detractors.

   - Positive contributors came from stock selection in Mexico and our holdings in Peru, where both country and stock selection added value.

MANAGEMENT STRATEGIES

   - In terms of portfolio positioning, we have increased the beta in our Brazil portfolio over the past few months and are overweight the market. On a relative basis, we are now overweight in Mexico, Brazil and Venezuela, and we remain underweight the rest of the region given relative valuations and growth outlook.

Sincerely,


/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

                                                                       July 2003

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         STATEMENT OF NET ASSETS
                                         June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS

                                                                                                          VALUE
                                                                                  SHARES                  (000)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS(98.6%)
(UNLESS OTHERWISE NOTED)
===============================================================================================================
ARGENTINA(2.3%)
ENERGY EQUIPMENT & SERVICES
  Tenaris SA ADR                                                                 106,857(a)        $      2,725
===============================================================================================================
BRAZIL(43.6%)
BANKS
  Banco Bradesco SA ADR                                                          121,823                  2,276
  Banco Itau SA (Preferred)                                                    9,504,000                    639
  Banco Itau SA ADR                                                              106,784                  3,620
  Banco Nacional SA (Preferred)                                               95,420,000(a),(b)              --@
  Unibanco ADR                                                                    21,900                    376
---------------------------------------------------------------------------------------------------------------
                                                                                                          6,911
---------------------------------------------------------------------------------------------------------------
BEVERAGES
  AmBev (Preferred) ADR                                                          477,632                  9,720
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Brasil Telecom Participacoes SA
    (Preferred)                                                                9,865,000                     74
  Brasil Telecom Participacoes SA ADR                                             68,495                  2,565
  Brasil Telecom SA                                                            1,196,805                      5
  Tele Norte Leste Participacoes SA ADR                                          157,000                  1,834
  Tele Norte Leste Participacoes SA                                           20,277,000                    237
---------------------------------------------------------------------------------------------------------------
                                                                                                          4,715
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  CEMIG (Preferred)                                                           22,172,000                    206
  CEMIG ADR                                                                      155,453                  1,435
---------------------------------------------------------------------------------------------------------------
                                                                                                          1,641
---------------------------------------------------------------------------------------------------------------
FOOD & STAPLES
  Companhia Brasileira de
    Distribuicao Grupo Pao de Acucar ADR                                          31,300                    480
---------------------------------------------------------------------------------------------------------------
METALS & MINING
  CSN ADR                                                                         92,792                  2,302
  CVRD (Bonus Shares)                                                            116,420                     --@
  CVRD (Preferred) ADR                                                           179,429                  4,979
  CVRD ADR                                                                        89,590                  2,657
  Gerdau SA ADR                                                                  166,795                  1,960
  Usinas Siderurgicas De Minas Gerais SA                                           8,572                     40
---------------------------------------------------------------------------------------------------------------
                                                                                                         11,938
---------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL
  Lojas Arapua SA (Preferred)                                                 41,337,400(a),(b)              --@
  Lojas Arapua SA GDR                                                             20,775(a),(b)    $         --@
---------------------------------------------------------------------------------------------------------------
                                                                                                             --@
---------------------------------------------------------------------------------------------------------------
OIL & GAS
  Petrobras SA ADR                                                               457,942                  9,049
  Petrobras SA (Preferred)                                                         5,479                     98
  Petrobras SA (Preferred) ADR                                                   294,796                  5,236
---------------------------------------------------------------------------------------------------------------
                                                                                                         14,383
---------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Aracruz Celulose SA ADR                                                         52,800                  1,112
  Klabin SA (Preferred)                                                          248,000(a)                 257
  Votorantim Celulose e Papel SA (Preferred)                                   6,608,000                    256
  Votorantim Celulose e Papel SA ADR                                              40,410                    782
---------------------------------------------------------------------------------------------------------------
                                                                                                          2,407
---------------------------------------------------------------------------------------------------------------
                                                                                                         52,195
===============================================================================================================
CHILE(5.7%)
BANKS
  Banco Santiago SA ADR                                                           86,452                  1,764
---------------------------------------------------------------------------------------------------------------
BEVERAGES
  CCU SA ADR                                                                      93,700                  1,508
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  Banco de Chile ADR                                                              60,237                  1,178
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Cia de Telecomunicaciones de Chile SA ADR                                      137,900(a)               1,627
---------------------------------------------------------------------------------------------------------------
FOOD & STAPLES
  Distribucion y Servicio D&S SA ADR                                              54,575                    698
---------------------------------------------------------------------------------------------------------------
                                                                                                          6,775
===============================================================================================================
MEXICO(44.7%)
BANKS
  Grupo Financiero Banorte SA                                                    175,600                    495
  Grupo Financiero BBVA Bancomer, 'B'                                          7,263,402(a)               6,133
---------------------------------------------------------------------------------------------------------------
                                                                                                          6,628
---------------------------------------------------------------------------------------------------------------
BEVERAGES
  Coca-Cola Femsa SA                                                              37,300(a)                 802
  Femsa ADR                                                                       37,953                  1,564
  Femsa UBD                                                                      770,519                  3,168
---------------------------------------------------------------------------------------------------------------
                                                                                                          5,534
---------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Cemex SA                                                                       556,662                  2,480
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Carso Global Telecom SA de CV                                                  316,444(a)                 402

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         STATEMENT OF NET ASSETS
                                         June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                                                     VALUE
                                                                                  SHARES             (000)
----------------------------------------------------------------------------------------------------------
MEXICO (CONT'D)
DIVERSIFIED TELECOMMUNICATION SERVICES (CONT'D)
  Telmex 'L' SA ADR                                                              478,892      $     15,047
----------------------------------------------------------------------------------------------------------
                                                                                                    15,449
----------------------------------------------------------------------------------------------------------
FOOD & STAPLES
  Wal-Mart de Mexico SA ADR                                                       11,250               332
  Wal-Mart de Mexico SA, 'C'                                                   1,163,560             3,127
  Wal-Mart de Mexico SA, 'V'                                                   2,066,955             6,090
----------------------------------------------------------------------------------------------------------
                                                                                                     9,549
----------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Grupo Aeroportuario del Sureste SA ADR                                         102,360             1,497
----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  America Movil SA ADR                                                           640,019            12,000
  America Telecom SA, 'A1'                                                       316,444(a)            297
----------------------------------------------------------------------------------------------------------
                                                                                                    12,297
----------------------------------------------------------------------------------------------------------
                                                                                                    53,434
==========================================================================================================
PERU(0.8%)
METALS & MINING
  Buenaventura SA ADR                                                             32,000               963
==========================================================================================================
VENEZUELA(1.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  CANTV, 'D' ADR                                                                 142,730             1,783
==========================================================================================================
TOTAL COMMON STOCKS
  (Cost $110,894)                                                                                  117,875
==========================================================================================================

                                                                                    FACE
                                                                                  AMOUNT
                                                                                   (000)
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT(1.5%)
==========================================================================================================
UNITED STATES(1.5%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities, Inc.,
    1.05%, dated 6/30/03, due
    7/1/03 (Cost $1,832)                                                      $    1,832(c)          1,832
==========================================================================================================

FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN(0.1%)
==========================================================================================================
  Brazilian Real    BRL                                                              337               119
  Mexican Peso      MXN                                                              524                50
----------------------------------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
  (Cost $169)                                                                                          169
==========================================================================================================

                                                                                  AMOUNT             VALUE
                                                                                   (000)             (000)
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(100.2%)
  (Cost $112,895)                                                                             $    119,876
==========================================================================================================
OTHER ASSETS (0.4%)
  Dividends Receivable                                                        $      214
  Receivable for Investments Sold                                                    209
  Other                                                                               16               439
==========================================================================================================
LIABILITIES (-0.6%)
  Payable For:
    Dividends Declared                                                              (451)
    Investment Advisory Fees                                                        (114)
    Investments Purchased                                                            (40)
    Professional Fees                                                                (35)
    Directors' Fees and Expenses                                                     (27)
    Stockholder Reporting Expenses                                                   (15)
    Custodian Fees                                                                   (11)
    Administrative Fees                                                               (7)
    Bank Overdraft                                                                    (2)
  Other Liabilities                                                                   (8)             (710)
==========================================================================================================
NET ASSETS (100%)
  Applicable to 10,694,967 issued and outstanding
  $0.01 par value shares (100,000,000 shares authorized)                                      $    119,605
==========================================================================================================
NET ASSET VALUE PER SHARE                                                                     $      11.18
==========================================================================================================
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
  Common Stock                                                                                $        107
  Paid-in Capital                                                                                  146,531
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                                                1,491
  Accumulated Net Realized Gain (Loss)                                                             (35,507)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency
    Translations                                                                                     6,983
==========================================================================================================
TOTAL NET ASSETS                                                                              $    119,605
==========================================================================================================

(a) -- Non-income producing
(b) -- Securities valued at fair value - see note A-1 to financial statements. At June 30, 2003, the Fund held fair-valued securities representing less than 0.01% of net assets.
(c) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
  @ -- Value is less than $500.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
UBD -- Unit

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         STATEMENT OF NET ASSETS
                                         June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contract(s) open at period end:

CURRENCY                                    IN                      NET
  TO                                     EXCHANGE                UNREALIZED
DELIVER         VALUE      SETTLEMENT       FOR        VALUE     GAIN (LOSS)
 (000)          (000)         DATE         (000)       (000)        (000)
----------------------------------------------------------------------------
MXN524          $  50       7/1/03       US$50         $  50        $    --@
============================================================================

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                            PERCENT
                                                   VALUE     OF NET
INDUSTRY                                           (000)     ASSETS
-------------------------------------------------------------------
Banks                                          $  15,303       12.8%
Beverages                                         16,762       14.0
Construction Materials                             2,480        2.1
Diversified Financial Services                     1,178        1.0
Diversified Telecommunication Services            23,574       19.6
Electric Utilities                                 1,641        1.4
Energy Equipment & Services                        2,725        2.3
Food & Staples                                    10,727        9.0
Metals & Mining                                   12,901       10.8
Oil & Gas                                         14,383       12.0
Paper & Forest Products                            2,407        2.0
Transportation Infrastructure                      1,497        1.2
Wireless Telecommunication Services               12,297       10.3
Other                                              2,001        1.7
-------------------------------------------------------------------
                                               $ 119,876      100.2%
===================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         Financial Statements

STATEMENT OF OPERATIONS

                                                                                                SIX MONTHS ENDED
                                                                                                   JUNE 30, 2003
                                                                                                     (UNAUDITED)
                                                                                                           (000)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                                          $     2,343
  Interest                                                                                                    13
================================================================================================================
    TOTAL INCOME                                                                                           2,356
================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                   607
  Professional Fees                                                                                           66
  Administrative Fees                                                                                         22
  Custodian Fees                                                                                              14
  Stockholder Reporting Expenses                                                                              10
  Country Tax Expense                                                                                          3
  Directors' Fees and Expenses                                                                                 2
  Other Expenses                                                                                              21
================================================================================================================
    TOTAL EXPENSES                                                                                           745
================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                         1,611
================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                              2,208
  Foreign Currency Transactions                                                                               24
================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                               2,232
================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                             16,341
  Foreign Currency Translations                                                                                7
================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                      16,348
================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                             18,580
================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    $    20,191
================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED
                                                                                JUNE 30, 2003         YEAR ENDED
                                                                                  (UNAUDITED)  DECEMBER 31, 2002
                                                                                        (000)              (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $         1,611    $         1,917
  Net Realized Gain (Loss)                                                              2,232            (21,677)
  Change in Unrealized Appreciation (Depreciation)                                     16,348             (6,430)
================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    20,191            (26,190)
================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                  (451)            (1,757)
================================================================================================================
Capital Share Transactions:
  Repurchase of Shares (48,566 and 109,872 shares, respectively)                         (385)              (995)
================================================================================================================
  TOTAL INCREASE (DECREASE)                                                            19,355            (28,942)
================================================================================================================
Net Assets:
  Beginning of Period                                                                 100,250            129,192
================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME OF $1,491 AND $331, RESPECTIVELY)                   $       119,605    $       100,250
================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                         SIX MONTHS ENDED                             YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2003       -----------------------------------------------------------------
                                              (UNAUDITED)         2002           2001          2000         1999          1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    9.33       $   11.90     $   12.04     $   14.11     $    8.19     $   20.34
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                         0.15+           0.18+         0.32          0.04          0.13          0.15
Net Realized and Unrealized Gain (Loss) on
  Investments                                        1.73           (2.61)        (0.41)        (2.16)         5.83         (5.62)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                 1.88           (2.43)        (0.09)        (2.12)         5.96         (5.47)
---------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                             (0.04)          (0.16)        (0.11)        (0.10)        (0.09)        (0.08)
  Net Realized Gain                                    --              --            --            --            --         (6.67)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                             (0.04)          (0.16)        (0.11)        (0.10)        (0.09)        (6.75)
---------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase
  Program                                            0.01            0.02          0.06          0.15          0.05          0.07
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $   11.18       $    9.33     $   11.90     $   12.04     $   14.11     $    8.19
=================================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD           $    9.38       $    7.60     $    9.70     $    9.50     $   10.69     $    6.19
=================================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                      23.97%**       (20.15)%        3.23%       (10.33)%       74.23%       (43.06)%
  Net Asset Value (1)                               20.33%**       (20.08)%       (0.08)%      (13.86)%       73.78%       (33.53)%
=================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)           $ 119,605       $ 100,250     $ 129,192     $ 134,283     $ 165,901     $  99,918
---------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets              1.41%*          1.58%         1.75%         1.63%         1.68%         1.93%
Ratio of Net Investment Income to Average Net
  Assets                                             3.05%*          1.66%         2.59%         0.26%         1.24%         1.36%
Portfolio Turnover Rate                                24%**           53%           32%           46%           77%          178%
---------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amount is based on average shares outstanding.
*    Annualized
**   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS

     The Latin American Discovery Fund, Inc. (the "Fund") was incorporated on November 12, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities, for which market quotations are readily available are valued at the last sales price on the valuation date, or if there was no sale on such date at the mean between the current bid and asked prices. Securities which are traded over-the-counter are valued at the mean of current bid and asked prices obtained from reputable brokers. Short-term securities which mature in 60 days or less are valued at amortized cost. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     currency translations in the Statement of Net Assets. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of securities denominated in Latin American currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Latin American securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, Latin American securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at the annual rate of 1.15% of the Fund's average weekly net assets.

C.   ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate
J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 were as follows:

       2002 DISTRIBUTIONS            2001 DISTRIBUTIONS
           PAID FROM:                    PAID FROM:
              (000)                         (000)
-----------------------------   --------------------------
                    LONG-TERM                    LONG-TERM
   ORDINARY           CAPITAL       ORDINARY       CAPITAL
     INCOME              GAIN         INCOME          GAIN
----------------------------------------------------------
    $ 1,757           $    --        $ 1,140       $    --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed (distributions in excess of) net investment income for the purpose of calculating net investment income
(loss) per share in the financial highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED              UNDISTRIBUTED
      ORDINARY INCOME        LONG-TERM CAPITAL GAIN
           (000)                      (000)
-----------------------------------------------------
          $ 448                       $ --
-----------------------------------------------------

At June 30, 2003, the U.S. Federal income tax cost basis of investments (excluding foreign currency if applicable) was $112,726,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,981,000 of which $12,199,000 related to appreciated securities and $5,218,000 related to depreciated securities.

At December 31, 2002, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $31,378,000 available to offset future capital gains of which $6,074,000 will expire on December 31, 2006, $2,665,000 will expire on December 31, 2007, $3,525,000 will expire on December 31, 2009 and $19,114,000 will expire on December 31, 2010. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2002, the Fund deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October currency losses of $73,000 and post-October capital losses of $3,875,000.

F. OTHER: During the six months ended June 30, 2003, the Fund made purchases and sales totaling approximately $27,126,000 and $25,176,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At June 30, 2003, the deferred fees payable under the Plan, totaled $26,300 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets. The deferred portion of Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $780 due to these fluctuations.

For the six months ended June 30, 2003, the Fund incurred $30 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. During the six months ended June 30, 2003, the Fund repurchased 48,566 of its shares at an average discount of 16.75% from net asset value per share. Since the inception of the program, the Fund has repurchased 2,041,159 of its shares at an average discount of 19.38% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

foregoing objectives, subject to review by the Board of Directors.

On June 17, 2003 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.0422 per share, derived from net investment income, payable on July 15, 2003, to stockholders of record on June 30, 2003.

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                                  VOTES IN       VOTES
                                  FAVOR OF       AGAINST
                                --------------------------
1) Michael Bozic                 7,818,451      2,061,889

2) Charles A. Fiumefreddo        7,819,102      2,061,238

3) Edwin J. Garn                 7,818,305      2,062,036

4) Wayne E. Hedien               7,819,227      2,061,113

5) James F. Higgins              7,819,227      2,061,113

6) Dr. Manuel H. Johnson         7,819,014      2,061,326

7) Philip J. Purcell             7,819,317      2,061,023

   2. That stockholders recommend that the Board of Directors act to adopt interval-fund status for the Fund, under which the Fund will make repurchase offers at three-month intervals for not less than 10% of the Fund's shares outstanding at not less than 98% of net asset value (NAV), and to effect the first such repurchase offer not later than September 20, 2003:

        VOTES IN          VOTES            VOTES
        FAVOR OF          AGAINST          ABSTAINED
        4,865,897        3,207,113          55,676

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity,
Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

   Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

   Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

   The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

   In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

   Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:


The Latin American Discovery Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8.  [RESERVED.]
ITEM 9.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Latin American Discovery Fund, Inc.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

By:      James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2003